Dividends on Ordinary Capital - Additional Information (Detail) € / shares in Units, € in Millions	3 Months Ended					12 Months Ended
	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2018 € / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 € / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2018 € / shares	Dec. 31, 2018 £ / shares
Disclosure of Dividends [Line Items]
Dividend declared | €	€ 1,073
Unilever N.V. [member]
Disclosure of Dividends [Line Items]
Dividend declared and paid during the year | € / shares						€ 1.62		€ 1.52
Dividends declared per ordinary share | € / shares	€ 0.41		€ 0.39			€ 1.64		€ 1.55
Unilever PLC [member]
Disclosure of Dividends [Line Items]
Dividend declared and paid during the year | £ / shares							£ 1.42		£ 1.33
Dividends declared per ordinary share | £ / shares		£ 0.35		£ 0.34			£ 1.43		£ 1.35
Unilever N .V. and Unilever PLC [member]
Disclosure of Dividends [Line Items]
Dividend declared | €	€ 1,073				€ 1,003